General	12 Months Ended
Dec. 31, 2024
General [Abstract]
General

Note 1 - General

Reporting entity

A.	Purple Biotech Ltd. (hereinafter: the “Company” or “Purple”) is a clinical-stage company developing first-in-class, effective and durable therapies by overcoming tumor immune evasion and drug resistance. The Company’s oncology pipeline includes CM24, NT219, and CAPTN-3. CM24 is a humanized monoclonal antibody that blocks CEACAM1, which supports tumor immune evasion and survival through multiple pathways. CEACAM1 on tumor cells, immune cells and neutrophils extracellular traps is a novel target for the treatment of multiple cancer indications. NT219 is a dual inhibitor, novel small molecule that simultaneously targets IRS1/2 and STAT3. CAPTN-3 is a preclinical platform of conditionally-activated tri-specific antibody that engages both T cells and NK cells to induce a strong, localized immune response within the tumor microenvironment. The cleavable capping technology confines the compound’s therapeutic activity to the local tumor microenvironment. The third arm specifically targets the Tumor Associated Antigen (TAA). IM1240 is the first tri-specific antibody in development that targets 5T4 expressed in a variety of solid tumors and is correlated with advanced disease, increased invasiveness, and poor clinical outcomes.

The Company was incorporated in Israel as a private company in August 1968, and has been listed for trading on the Tel Aviv Stock Exchange since September 1978. In October 2012, the Company disposed of all of its previous operations, and in July 2013, the Company acquired shares of Kitov Pharma Ltd. from its shareholders, in exchange for the Company’s shares. In December 2020 the Company changed its name from Kitov Pharma Ltd. to Purple Biotech Ltd.

B.	The Company’s securities (American Depository Shares (“ADS”)) were listed for trading on the NASDAQ in November 2015. Each ADS represents 200 ordinary shares with no par value following a reverse split on August 23, 2020 and September 17, 2024 (see Note 9A). Each 200 warrants enable the purchase of 1 ADS.

The Company’s address is 4 Oppenheimer St., Science Park Rehovot 7670104 Israel.

C.	In January 2017, the Company acquired the majority of shares of TyrNovo Ltd. (hereinafter: “TyrNovo”). During 2018, the Company acquired additional shares of TyrNovo from various minority shareholders, see also Note 4A.

In January 2020, the Company acquired 100% of FameWave Ltd. (hereinafter “FameWave”), see also Note 4B.

On October 28, 2021, the Company established a fully owned subsidiary Purple Biotech GmbH (hereinafter “Purple GmbH”) which is currently in dissolving process following the termination of its activities in Switzerland.

In February 2023, the Company acquired 100% of Immunorizon Ltd. (hereinafter “Immunorizon”), see also Note 4C.

The Company together with TyrNovo, FameWave, Immunorizon and Purple GmbH are referred to, in these consolidated financial statements, as “the Group”.

D.	Since incorporation through December 31, 2024, the Group has incurred losses and negative cash flows from operations mainly attributed to its development efforts and has an accumulated loss of USD 144.7 million. The Group has financed its operations mainly through private and public financing rounds. Through December 31, 2024, the Company raised (excluding exercise of warrants) a total of USD 108.5 million net of issuance expenses, see also Note 9.

Based on the projected cash flows and current cash balances, management currently is of the opinion that its existing cash will be sufficient to fund operations for at least the next 12 months. Subsequently, management’s plans include pursuing out licensing, alternative financing arrangements, or reducing expenditures as necessary to meet the Company’s future cash requirements.

However, there is no assurance that, if required, the Company will be able to raise additional capital when needed, on favorable terms, or at all or reduce discretionary spending to provide the required liquidity.

E.

Following the brutal attacks on Israel, the mobilization of army reserves and the Government declaring a state of war (“Iron Swords” war) in October 2023, there was a decrease in Israel’s economic and business activity. The security situation has led, inter alia, to a disruption in the chain of supply and production, a decrease in the volume of national transportation, a shortage in manpower as well as a decrease in the value of financial assets and a rise in the exchange rate of foreign currencies in relation to the shekel.

Any hostilities involving Israel, or the interruption or curtailment of trade within Israel or between Israel and its trading partners could adversely affect the Company’s operations and results of operations and could make it more difficult for the Company to raise capital. Both CM24 and NT219 are manufactured by service providers outside of Israel. Most of the research and development work is being conducted by third-party entities outside of Israel. However, a prolonged war can cause disruptions or delays to activities performed in Israel, as the result of shortage of staff, resulting in an adverse effect on the Company’s business, financial condition and results of operation.

Additionally, all of Company’s employees are located and reside in Israel. Shelter-in-place and work-from-home measures, government-imposed restrictions on movement and travel and other precautions that may be taken to address the ongoing conflict may temporarily disrupt the employees’ ability to effectively perform the daily tasks.

It is currently not possible to predict the duration or severity of the ongoing conflict or its effects on Company’s business, operations and financial conditions. The ongoing conflict is rapidly evolving and developing, and could disrupt Company’s business and operations, interrupt the sources and availability of supply and hamper the ability to raise additional funds or sell Company’s securities, among others.